Unaudited Interim Condensed Consolidated Statements of Changes in Equity (Deficit) - USD ($)		Issued Capital		Subscription Receivable	Addition Paid-in Capital	Legal Reserve	Accumulated Other Comprehensive Income	Deficit	Non- controlling Interests	Other reserves [member]
Balance at Dec. 31, 2019		$ 50,000	[1]	$ (50,000)	$ 2,360,204	$ 223,500	$ 273,579	$ (1,596,270)	$ 65,894	$ 1,326,907
Balance (in Shares) at Dec. 31, 2019	[1]	16,666,663
Currency translation adjustments			[1]				(414,098)			(414,098)
Stock-based compensation expenses		$ 2,069	[1]		16,757					18,826
Stock-based compensation expenses (in Shares)	[1]	689,427
Net loss for the period			[1]					(1,573,342)	(5,420)	(1,578,762)
Balance at Jun. 30, 2020		$ 52,069	[1]	(50,000)	2,376,961	223,500	(140,519)	(3,169,612)	60,474	(647,127)
Balance (in Shares) at Jun. 30, 2020	[1]	17,356,090
Balance at Dec. 31, 2020		$ 52,069	[1]	(50,000)	2,082,795	223,500	204,249	(4,722,294)	49,663	(2,160,018)
Balance (in Shares) at Dec. 31, 2020	[1]	17,356,090
Currency translation adjustments							(105,897)			(105,897)
Stock-based compensation expenses		$ 563	[1]		(563)
Stock-based compensation expenses (in Shares)	[1]	187,598
Issued shares for acquisition of a subsidiary		$ 131	[1]		327,632					327,763
Issued shares for acquisition of a subsidiary (in Shares)	[1]	43,700
Net loss for the period								(1,555,274)	91	(1,555,183)
Balance at Jun. 30, 2021		$ 52,763	[1]	$ (50,000)	$ 2,409,864	$ 223,500	$ 98,352	$ (6,277,568)	$ 49,754	$ (3,493,335)
Balance (in Shares) at Jun. 30, 2021	[1]	17,587,388

[1]	Giving retroactive effect to the reverse split on August 20, 2021.